Document and Entity Information	Jun. 02, 2025
Cover [Abstract]
Entity Registrant Name	LEMAITRE VASCULAR INC
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001158895
Document Type	8-K/A
Document Period End Date	Jun. 02, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-33092
Entity Tax Identification Number	04-2825458
Entity Address, Address Line One	63 Second Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	221-2266
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	LMAT
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by LeMaitre Vascular, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on June 3, 2025 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2025 Annual Meeting of Stockholders held on June 2, 2025 (the “Annual Meeting”). This Amendment discloses the decision of the Company’s Board of Directors (the “Board”) regarding whether future non-binding advisory stockholder votes on the compensation of the Company’s named executive officers (the “Say-on-Pay Vote”) should be held every one, two or three years (the “Say-on-Frequency Proposal”). No other changes have been made to the Original Form 8-K.